Licensing Agreements (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 23, 2019	Mar. 16, 2018	May 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Other income					$ 45,000
Novosom Verwaltungs Gmb H [Member] | Intellectual Property [Member]
Stock Issued During Period, Shares, Purchase of Assets			2,599
Stock Issued During Period, Value, Purchase of Assets			$ 75,000
Acquired intellectual property	$ 45,000
Novosom Verwaltungs Gmb H [Member] | Intellectual Property [Member] | Upon Execution Of Agreement [Member]
Acquired intellectual property, paid	$ 20,000
Novosom Verwaltungs Gmb H [Member] | Intellectual Property [Member] | Achievement Of Performance Obligation [Member]
Acquired intellectual property, paid						$ 25,000
Les Laboratories Servier License Agreement [Member]
Payments for royalties				0	0
Novosom Agreement [Member]
Other income					$ 45,000
Revenues				$ 0
License Of Di L A Assets [Member] | Accrued Liabilities [Member]
Upfront payment agreement for license agreement		$ 200,000
Sub-Licensing Agreement [Member] | Accrued Liabilities [Member]
Upfront payment agreement for license agreement		$ 200,000